PREPAYMENTS AND OTHER ASSETS (Details) - USD ($)	Mar. 31, 2022	Mar. 31, 2021
PREPAYMENTS AND OTHER ASSETS
Rental and other deposits	$ 558,614	$ 252,394
Prepayments to suppliers and others	323,088	309,164
Interest receivable	2,055	11,746
Staff advances	4,203	31,220
Total prepayments and other assets	$ 887,960	$ 604,524